Schedule of Weighted Average Assumption for Warrants (Details) - Warrants [member]		12 Months Ended
	Apr. 20, 2023	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Risk free interest rate	3.77%
Expected life		2 years
Expected volatility	100.96%
Expected dividend yield	0.00%	0.00%	0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		3.77%	1.21%
Expected life			2 years
Expected volatility		101.00%	154.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate		4.43%	3.13%
Expected life			3 years
Expected volatility		104.00%	182.00%